Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Additional Information of Expenses by Nature
30.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$256,530.9	$299,311.4	$386,103.9
Recognized in operating expenses	24,856.7	25,191.3	27,936.2
Recognized in other operating income and expenses	24.2	35.7	147.6

	$281,411.8	$324,538.4	$414,187.7

b. Amortization of intangible assets

Recognized in cost of revenue	$3,069.9	$4,837.7	$5,574.3
Recognized in operating expenses	2,402.5	2,348.5	2,632.9

	$5,472.4	$7,186.2	$8,207.2

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$2,609.7	$2,809.5	$3,711.0
Defined benefit plans	259.6	204.9	192.5

	2,869.3	3,014.4	3,903.5
Other employee benefits	107,115.3	137,803.0	161,043.6

	$109,984.6	$140,817.4	$164,947.1

Employee benefits expense summarized by function
Recognized in cost of revenue	$64,702.0	$83,099.0	$98,012.8
Recognized in operating expenses	45,282.6	57,718.4	66,934.3

	$109,984.6	$140,817.4	$164,947.1

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively.
TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate. Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Profit sharing bonus to employees	$23,165.7	$34,753.2	$35,601.5

TSMC’s profit sharing bonus to employees and compensation to directors for 2019, 2020 and 2021 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Resolution Date of TSMC’s Board of Directors in its meeting	February 11, 2020	February 9, 2021	February 15, 2022
Profit sharing bonus to employees	$23,165.7	$34,753.2	$35,601.5

Compensation to directors	$360.4	$509.8	$487.5

There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2019, 2020 and 2021, respectively